Inventory (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Inventory
Raw materials	$ 411,880	$ 542,062
Finished products	217,628	231,836
Work in process	349,329	295,800
Total Inventory	$ 978,837	$ 1,069,698